One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 6, 2023
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account III
1940 Act Registration Number: 811-03166
1933 Act Registration Numbers: 002-71599
CIK: 0000352078
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account III, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi‑annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi‑annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 18, 2023
Guggenheim Variable Funds Trust	0000217087	September 1, 2023
Neuberger Berman Advisers Management Trust	0000736913	August 23, 2023

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company